Schedule of the Nature of the Relationship of the Company’s Directors or Officers with the Investment (Details) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Estimated fair value		$ 199,875	$ 1,199,875
Global Benchmarks AB [member]
IfrsStatementLineItems [Line Items]
Nature of relationship to investment	[1]	Share ownership of investee by director (Per Von Rosen)	Share ownership of investee by director (Per Von Rosen)
Estimated fair value	[1]	$ 199,875	$ 199,875
ZKP Corporation [member]
IfrsStatementLineItems [Line Items]
Nature of relationship to investment	[1]		Former Director (Olivier Roussy Newton) of investee
Estimated fair value	[1]		$ 1,000,000

[1]	Private company